UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-21654
                                                           -----

Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2005 to June 30, 2006

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2006
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============================= FLOATING RATE TRUST ==============================


MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100
Meeting Date: MAY 9, 2006    Meeting Type: Annual
Record Date:  MAR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Thomas W. Cason            For       For        Management
1.2   Elect Director A.D. Correll               For       For        Management
1.3   Elect Director Terry G. Dallas            For       For        Management
1.4   Elect Director Thomas H. Johnson          For       For        Management
1.5   Elect Director John T. Miller             For       For        Management
1.6   Elect Director Edward R. Muller           For       For        Management
1.7   Elect Director Robert C. Murray           For       For        Management
1.8   Elect Director John M. Quain              For       For        Management
1.9   Elect Director William L. Thacker         For       For        Management
2     Ratify Auditors                           For       For        Management

========== END NPX REPORT